Significant accounting policies - Taxes payables (Details) - ARS ($) $ in Millions				2 Months Ended	12 Months Ended
	Jan. 01, 2024	Jan. 01, 2018	Nov. 14, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant accounting policies
Applicable tax rate					34.30%	34.30%	34.50%
Argentina
Significant accounting policies
Applicable tax rate					35.00%	35.00%	35.00%
Average rates resulting from the turnover					5.40%	5.30%	5.20%
Tax rate for SU fund					1.00%
Personal assets tax receivable reversed					$ 8
Personal assets tax liability reversed					$ 8
Effective tax rate applicable for individuals					15.00%
Presume income equivalent of transfer price for non-residents					90.00%
Effective internal tax rate, mobile telephone services					4.16%
Effective internal tax rate, sale of mobile phones and other wireless networks that will decrease gradually until its complete phase out as of January 1, 2024	11.73%		20.48%
Effective internal tax rate, goods manufacture in Tierra del Fuego				0.00%
Percentage of employers' contributions					21.00%
Argentina | Tax Year 2018
Significant accounting policies
Applicable tax rate		30.00%
Effective internal tax rate, mobile telephone services		5.26%
Social security, non-taxable base		$ 2,400
Argentina | Tax Year 2019
Significant accounting policies
Applicable tax rate		30.00%
Argentina | Tax Year 2020
Significant accounting policies
Applicable tax rate		25.00%
Argentina | Changes in tax rates or tax laws enacted or announced
Significant accounting policies
Real estate (regarded as capital assets) revaluation tax percentage		8.00%
Real estate (regarded as inventories) revaluation tax percentage		15.00%
Shares, quotas and other participations in Argentine companies owned by resident individuals revaluation tax percentage		5.00%
All other assets (except inventories and cars, which may not be revaluated), revaluation tax percentage		10.00%
Argentina | Changes in tax rates or tax laws enacted or announced | Tax Year 2018
Significant accounting policies
Applicable tax rate		30.00%
Withholding tax rate on dividends		7.00%
Equalization tax rate percentage, repealed		35.00%
Turnover Tax, communications rate		5.00%
Turnover Tax, mobile telephone rate		7.00%
Argentina | Changes in tax rates or tax laws enacted or announced | Tax Year 2018 | Maximum
Significant accounting policies
Annual reduction in tax on deposits to and withdrawals from bank accounts		(20.00%)
Argentina | Changes in tax rates or tax laws enacted or announced | Tax Year 2019
Significant accounting policies
Applicable tax rate		30.00%
Stamp Tax rate percentage		0.75%
Argentina | Changes in tax rates or tax laws enacted or announced | Tax Year 2020
Significant accounting policies
Applicable tax rate		25.00%
Withholding tax rate on dividends		13.00%
Argentina | Changes in tax rates or tax laws enacted or announced | Tax Year 2022
Significant accounting policies
Percentage of employers' contributions		19.50%
Social security, non-taxable base		$ 12,000
Turnover Tax, communications rate		3.00%
Turnover Tax, mobile telephone rate		5.00%
Paraguay
Significant accounting policies
Applicable tax rate					10.00%	10.00%	10.00%
Additional tax rate (as a percent)					5.00%	5.00%	5.00%
Effective tax rate					15.00%	15.00%	15.00%
United States of America
Significant accounting policies
Applicable tax rate					39.50%	39.50%	39.50%
Effective tax rate					39.50%	39.50%	39.50%
United States of America | Changes in tax rates or tax laws enacted or announced
Significant accounting policies
Applicable tax rate		21.00%
Effective tax rate		26.50%